Quarterly Holdings Report
for
Fidelity® Water Sustainability Fund
August 31, 2026
DSW-NPRT1-1026
1.9897401.106
Common Stocks - 97.1%
	Shares	Value ($)
BRAZIL - 9.6%
Utilities - 9.6%
Water Utilities - 9.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,585,821	7,736,981
Cia de Saneamento de Minas Gerais Copasa MG	491,195	5,234,686
Cia De Saneamento do Parana Sanepar unit	410,230	2,653,822

TOTAL BRAZIL		15,625,489
FRANCE - 1.8%
Utilities - 1.8%
Multi-Utilities - 1.8%
Veolia Environnement SA	79,674	3,011,797
ITALY - 1.0%
Industrials - 1.0%
Machinery - 1.0%
Interpump Group SpA	37,397	1,629,811
JAPAN - 2.9%
Industrials - 2.9%
Machinery - 2.9%
Kurita Water Industries Ltd	75,184	3,805,087
Organo Corp	11,799	959,800

TOTAL JAPAN		4,764,887
KOREA (SOUTH) - 1.2%
Consumer Discretionary - 1.2%
Household Durables - 1.2%
Coway Co Ltd	27,196	1,927,384
SWITZERLAND - 7.9%
Industrials - 7.9%
Building Products - 4.5%
Belimo Holding AG	2,572	2,720,431
Geberit AG	6,671	4,705,640
		7,426,071
Machinery - 3.4%
Georg Fischer AG	38,381	2,663,666
Sulzer AG	14,535	2,887,760
		5,551,426
TOTAL SWITZERLAND		12,977,497
UNITED KINGDOM - 9.7%
Utilities - 9.7%
Water Utilities - 9.7%
Pennon Group PLC	290,533	1,885,690
Severn Trent PLC	153,422	6,540,119
United Utilities Group PLC	386,047	7,485,471

TOTAL UNITED KINGDOM		15,911,280
UNITED STATES - 63.0%
Energy - 1.9%
Energy Equipment & Services - 1.9%
Select Water Solutions Inc Class A	122,189	2,382,686
TETRA Technologies Inc (a)	98,315	678,374
WaterBridge Infrastructure LLC Class A	1,300	41,339
TOTAL ENERGY		3,102,399
Industrials - 43.4%
Building Products - 5.6%
Advanced Drainage Systems Inc	27,534	3,737,189
Zurn Elkay Water Solutions Corp	114,137	5,455,749
		9,192,938
Commercial Services & Supplies - 6.6%
Clean Harbors Inc (a)	4,234	1,334,769
Onterris Inc (a)	162,975	2,724,942
Tetra Tech Inc	7,534	272,278
Veralto Corp	65,589	6,465,108
		10,797,097
Electrical Equipment - 0.5%
Emerson Electric Co	5,911	901,073
Machinery - 25.0%
Crane Co	14,422	2,957,520
Dover Corp	13,637	2,648,715
Energy Recovery Inc (a)	12,397	95,580
Flowserve Corp	34,444	2,724,176
Franklin Electric Co Inc	5,035	503,953
Ingersoll Rand Inc	60,712	4,677,860
ITT Inc	17,037	3,412,341
Mueller Water Products Inc Class A1	56,381	1,361,037
Parker-Hannifin Corp	1,733	1,697,370
Pentair PLC	106,484	6,438,023
Watts Water Technologies Inc Class A	20,219	7,395,099
Xylem Inc/NY	62,857	6,921,184
		40,832,858
Professional Services - 2.2%
KBR Inc	94,546	3,545,475
Trading Companies & Distributors - 3.5%
Core & Main Inc Class A (a)	134,475	5,777,046
TOTAL INDUSTRIALS		71,046,487
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Badger Meter Inc	7,631	1,033,771
Materials - 2.1%
Chemicals - 2.1%
Ecolab Inc	12,069	3,417,941
Utilities - 15.0%
Water Utilities - 15.0%
American States Water Co	19,334	1,726,333
American Water Works Co Inc	61,646	8,521,327
California Water Service Group	34,315	1,714,720
Essential Utilities Inc	283,870	11,686,928
H2O America	12,780	809,868
TOTAL UTILITIES		24,459,176
TOTAL UNITED STATES		103,059,774
TOTAL COMMON STOCKS (Cost $136,617,974)		158,907,919

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $3,885,874)	3.69	3,885,104	3,885,881

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $140,503,848)	162,793,800
NET OTHER ASSETS (LIABILITIES) - 0.5%	796,246
NET ASSETS - 100.0%	163,590,046

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,276,444	14,901,172	12,291,628	34,073	(114)	7	3,885,881	3,885,104
	1,276,444	14,901,172	12,291,628	34,073	(114)	7	3,885,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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